Acquisition of businesses and purchase accounting - Mayhugh Drugs, Inc. - Narratives (Details) - Mayhugh Drugs, Inc. - USD ($)		8 Months Ended
	Feb. 01, 2021	Sep. 30, 2021	Sep. 30, 2021
Acquisition of businesses and purchase accounting
Purchase price	$ 1,959,000
Cash consideration	1,047,000	$ 912,000	$ 912,000
Holdback consideration	$ 662,000
Discount rate	2.39%
Earnout value	$ 250,000
Professional fees in conjunction with the acquisition	53,000
Revenue of combined entity as if combination occurred at beginning of period		6,300,000
Profit (loss) of combined entity as if combination occurred at beginning of period		700,000
Revenue of acquiree since acquisition date			$ 4,300,000
Profit (loss) of acquiree since acquisition date		$ 700,000
Maximum
Acquisition of businesses and purchase accounting
Earnout value	$ 750,000